Cover	Jun. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2026
Entity File Number	001-41930
Entity Registrant Name	PERFECT MOMENT LTD.
Entity Central Index Key	0001849221
Entity Tax Identification Number	86-1437114
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	244 5th Ave Ste 1219
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	315
Local Phone Number	615-6156
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PMNT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false